NCB
Nuveen California Municipal Value Fund 2
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 91.8% (97.7% of Total Investments)
	MUNICIPAL BONDS – 91.8% (97.7% of Total Investments)
	Consumer Staples – 4.5% (4.8% of Total Investments)
$10	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	$11,388
1,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	1,140,392
1,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/41	12/20 at 31.87	N/R	317,370
1,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	12/20 at 100.00	B-	1,005,950
3,110	Total Consumer Staples			2,475,100
	Education and Civic Organizations – 1.2% (1.3% of Total Investments)
200	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 5.250%, 8/01/42	8/22 at 100.00	BB	204,720
100	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	108,927
35	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	39,279
260	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	295,505
595	Total Education and Civic Organizations			648,431
	Health Care – 8.5% (9.0% of Total Investments)
1,090	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47	8/27 at 100.00	BBB+	1,266,111
330	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/44	4/30 at 100.00	BBB+	377,559
70	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	78,000
40	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	46,085
150	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	171,906
20	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	23,029
100	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	114,937

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	$1,134,010
150	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	165,918
785	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	875,000
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	402,329
4,115	Total Health Care			4,654,884
	Housing/Multifamily – 2.1% (2.2% of Total Investments)
250	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	283,008
350	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	390,536
54	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	61,960
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
15	5.250%, 8/15/39	8/24 at 100.00	BBB+	16,584
40	5.250%, 8/15/49	8/24 at 100.00	BBB+	43,895
70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	A-	73,777
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	267,063
1,029	Total Housing/Multifamily			1,136,823
	Long-Term Care – 1.8% (2.0% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	2/21 at 100.00	AA	1,009,990
	Tax Obligation/General – 24.0% (25.5% of Total Investments)
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds, Series 2009B, 6.000%, 5/01/34	5/24 at 100.00	Aa1	2,493,603
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
1,000	5.000%, 7/01/37	1/28 at 100.00	AA+	1,255,540
1,000	5.250%, 7/01/42	1/28 at 100.00	AA+	1,258,610
1,000	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure C Series 2020B, 4.000%, 9/01/45	9/30 at 100.00	Aa1	1,219,250
1,000	Oxnard Union High School District, Ventura County, California, General Obligation Bonds, Election 2018 Series 2020B, 5.000%, 8/01/45	8/28 at 100.00	Aa2	1,261,300
840	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/46	8/27 at 100.00	Aa3	1,044,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$9,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51	No Opt. Call	AA-	$4,087,620
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured	12/20 at 100.00	AA+	502,015
16,440	Total Tax Obligation/General			13,122,285
	Tax Obligation/Limited – 7.9% (8.4% of Total Investments)
180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa3	209,550
1,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38	6/26 at 100.00	AAA	1,218,970
1,150	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/39	7/27 at 100.00	AAA	1,434,153
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
210	5.250%, 9/01/30	9/23 at 100.00	N/R	230,931
190	5.750%, 9/01/39	9/23 at 100.00	N/R	208,724
35	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	38,565
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
685	0.000%, 7/01/46	7/28 at 41.38	N/R	205,610
507	5.000%, 7/01/58	7/28 at 100.00	N/R	559,206
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	15,779
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	22,574
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	25,482
100	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	109,758
30	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/45	4/30 at 100.00	A-	37,485
4,147	Total Tax Obligation/Limited			4,316,787
	Transportation – 17.8% (19.0% of Total Investments)
1,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44	4/29 at 100.00	AA-	1,896,720
35	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	36,654
395	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	452,757
865	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.750%, 1/15/46	1/24 at 100.00	A-	972,805

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	Long Beach, California, Harbor Revenue Bonds, Series 2017C, 5.000%, 5/15/47	5/27 at 100.00	AA	$1,189,860
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2018B, 5.000%, 5/15/32 (AMT)	5/28 at 100.00	Aa2	1,253,600
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.250%, 5/15/48 (AMT)	5/28 at 100.00	Aa3	1,223,230
305	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	324,965
1,820	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A1	2,146,017
250	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	278,423
8,170	Total Transportation			9,775,031
	U.S. Guaranteed – 2.8% (2.9% of Total Investments) (4)
35	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	41,363
150	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	155,834
865	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	1,019,455
80	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	83,345
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	31,448
95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	98,912
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	15,162
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	15,164
15	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	15,164
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	41,719
1,340	Total U.S. Guaranteed			1,517,566
	Utilities – 21.2% (22.6% of Total Investments)
1,000	California Infrastructure and Economic Development Bank Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43	4/28 at 100.00	AAA	1,270,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,075	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	$1,127,664
415	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	Aa2	500,469
1,245	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	1,522,386
375	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	466,894
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,656,830
45	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	12/20 at 100.00	CCC	45,675
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
25	5.500%, 7/01/28	7/22 at 100.00	CCC	26,219
100	5.750%, 7/01/37	7/22 at 100.00	CCC	105,000
80	6.000%, 7/01/47	7/22 at 100.00	CCC	84,200
1,190	Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%, 9/01/39	9/29 at 100.00	AA	1,545,869
335	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/32	8/26 at 100.00	Aa3	416,395
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/24	No Opt. Call	A	2,841,312
9,285	Total Utilities			11,609,713
$49,231	Total Long-Term Investments (cost $42,913,909)			50,266,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.2% (2.3% of Total Investments)
	MUNICIPAL BONDS – 2.2% (2.3% of Total Investments)
	Health Care – 0.4% (0.4% of Total Investments)
$200	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Variable Rate Demand Obligation, Refunding Series 2009D, 0.080%, 8/01/35 (Mandatory Put 12/07/20) (5)	11/20 at 100.00	VMIG1	$200,000
	Utilities – 1.8% (1.9% of Total Investments)
1,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Variable Rate Demand Obligation Series 2019A-2, 0.040%, 7/01/45 (Mandatory Put 11/30/20) (5)	12/20 at 100.00	A-1+	1,000,000
$1,200	Total Short-Term Investments (cost $1,200,000)			1,200,000
	Total Investments (cost $44,113,909) – 94.0%			51,466,610
	Other Assets Less Liabilities – 6.0%			3,265,211
	Net Asset Applicable to Common Shares – 100%			$54,731,821

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$50,266,610	$ —	$50,266,610
Short-Term Investments:
Municipal Bonds	—	1,200,000	—	1,200,000
Total	$ —	$51,466,610	$ —	$51,466,610

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax